Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Corporate payables	$ 5,127,267	$ 8,828,351
Related party payable (Note 21)		441,759
Total accounts payable and accrued liabilities	$ 5,127,267	$ 9,270,110